Derivative Financial Instruments Derivative and Nonderivative Hedging Instrument Fair Value Disclosure (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Liability Derivatives [Abstract]
Current portion of debt	$ 15,000		$ 228,721
Long-term debt	437,502		382,220
Total liability derivatives	222		181,308
Other Current Assets [Member]
Asset Derivatives [Abstract]
Foreign exchange forward contracts asset	241		63
Other Current Liabilities [Member]
Liability Derivatives [Abstract]
Foreign exchange forward contracts liability	222		457
Designated as Hedging Instrument [Member]
Liability Derivatives [Abstract]
Total liability derivatives	0		180,851
Designated as Hedging Instrument [Member] | Other Current Liabilities [Member]
Liability Derivatives [Abstract]
Interest rate swap contracts	0		5,845
Designated as Hedging Instrument [Member] | Other Long Term Obligations [Member]
Liability Derivatives [Abstract]
Interest rate swap contracts	0		975
EUR Denominated Term Loan [Member] | Designated as Hedging Instrument [Member] | Current Portion of Debt [Member]
Liability Derivatives [Abstract]
Current portion of debt	0	[1]	4,402	[1]
EUR Denominated Term Loan [Member] | Designated as Hedging Instrument [Member] | Long-term Debt [Member]
Liability Derivatives [Abstract]
Long-term debt	$ 0	[1]	$ 169,629	[1]

[1]	The euro denominated term loan was a nonderivative financial instrument designated as a hedge of our net investment in international operations. The loan was repaid in August 2011. The euro denominated term loan was recorded at its carrying value in the Consolidated Balance Sheets and was not recorded at fair value.